Financial information by segment, Assets and liabilities by geography (Details) $ in Thousands, € in Millions	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,113,377	$ 7,204,267
Investments carried under the equity method	225,732	230,307
Other current financial assets	190,486	188,886
Cash and cash equivalents (project companies)	452,129	448,301	$ 602,856			$ 600,990
Assets held for sale	29,136	28,642
Total assets	8,709,042	8,714,333
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,301,128	4,319,260
Grants and other liabilities	1,210,190	1,233,808
Long-term and short-term corporate debt	1,173,680	1,084,838		$ 7,600	€ 7
Other non-current liabilities	44,094	44,489
Total liabilities	7,170,220	7,125,524
Equity	1,538,822	1,588,809	$ 1,709,829			$ 1,789,047
Total liabilities and equity	8,709,042	8,714,333
North America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	3,027,765	3,063,019
Investments carried under the equity method	171,879	177,260
Other current financial assets	112,351	110,016
Cash and cash equivalents (project companies)	123,539	137,480
Assets held for sale	29,136	28,642
Total assets	3,464,670	3,516,417
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,635,455	1,629,278
Grants and other liabilities	932,301	945,888
Total liabilities	2,567,756	2,575,166
South America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	1,175,129	1,184,599
Investments carried under the equity method	8,569	9,178
Other current financial assets	31,001	30,803
Cash and cash equivalents (project companies)	125,443	121,945
Assets held for sale	0	0
Total assets	1,340,142	1,346,525
Liabilities allocated [Abstract]
Long-term and short-term project debt	808,991	808,481
Grants and other liabilities	36,108	36,307
Total liabilities	845,099	844,788
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	2,910,483	2,956,649
Investments carried under the equity method	45,284	43,869
Other current financial assets	47,134	48,067
Cash and cash equivalents (project companies)	155,361	155,551
Assets held for sale	0	0
Total assets	3,158,262	3,204,136
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,856,682	1,881,501
Grants and other liabilities	241,781	251,613
Total liabilities	2,098,463	2,133,114
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,113,377	7,204,267
Investments carried under the equity method	225,732	230,307
Other current financial assets	190,486	188,886
Cash and cash equivalents (project companies)	404,343	414,976
Assets held for sale	29,136	28,642
Total assets	7,963,074	8,067,078
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,301,128	4,319,260
Grants and other liabilities	1,210,190	1,233,808
Total liabilities	5,511,318	5,553,068
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	333,300	297,577
Other current assets (including cash and cash equivalents at holding company level)	412,668	349,678
Total assets	745,968	647,255
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,173,680	1,084,838
Other non-current liabilities	293,098	301,245
Other current liabilities	192,124	186,373
Total liabilities	1,658,902	1,572,456
Equity	1,538,822	1,588,809
Total liabilities and equity	$ 3,197,724	$ 3,161,265